SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 SGD ($)
Income Tax Disclosure [Abstract]
Income before tax expenses:	$ 1	$ 2	$ 2,345	$ 584
Tax at the domestic income tax rate		1	399	99
Tax effect of expenses that are not deductible in determining taxable profit		37	391	528
(Over) Under provision in prior years		37	34	19
Tax effect of non-taxable incomes		(44)	(98)	(11)
Tax effect of unused tax losses not recognized in prior years now recognized				(190)
Tax incentives		(31)	(110)	(203)
Others			2
Income Tax Expense (Benefit)			$ 618	$ 242